245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Boylston Street Trust (the trust): File Nos. 002-76309 and 811-03407

Strategic Advisers Multi-Manager 2005 FundStrategic Advisers Multi-Manager 2010 FundStrategic Advisers Multi-Manager 2015 FundStrategic Advisers Multi-Manager 2020 FundStrategic Advisers Multi-Manager 2025 Fund Strategic Advisers Multi-Manager 2030 Fund Strategic Advisers Multi-Manager 2035 Fund Strategic Advisers Multi-Manager 2040 Fund Strategic Advisers Multi-Manager 2045 Fund Strategic Advisers Multi-Manager 2050 Fund Strategic Advisers Multi-Manager 2055 Fund Strategic Advisers Multi-Manager 2060 FundStrategic Advisers Multi-Manager Income Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust